Deferred Day 1 Profit Or Loss Changes of deferred day 1 profits or losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of aggregate difference between fair value at initial recognition and amount determined using valuation technique yet to be recognised [Abstract]
Beginning balance	₩ 13,422	₩ 28,008	₩ 13,499
Changes in aggregate difference between fair value at initial recognition and amount determined using valuation technique yet to be recognised [Abstract]
Acquisitions	500	1,337	26,762
Amounts recognized in profits or losses	(6,506)	(15,923)	(12,253)
Ending balance	₩ 7,416	₩ 13,422	₩ 28,008
Description of accounting policy for recognising difference between fair value at initial recognition and amount determined using valuation technique	In case some variables to measure fair values of financial instruments were not observable or available in the market, valuation techniques were utilized to evaluate such financial instruments. Those financial instruments were recorded at the fair value produced by the valuation techniques as at the time of acquisition, even though there were difference noted between the transaction price and the fair value. The table above presents the difference yet to be realized as profit or losses.	In case some variables to measure fair values of financial instruments were not observable or available in the market, valuation techniques were utilized to evaluate such financial instruments. Those financial instruments were recorded at the fair value produced by the valuation techniques as at the time of acquisition, even though there were difference noted between the transaction price and the fair value. The table above presents the difference yet to be realized as profit or losses.	In case some variables to measure fair values of financial instruments were not observable or available in the market, valuation techniques were utilized to evaluate such financial instruments. Those financial instruments were recorded at the fair value produced by the valuation techniques as at the time of acquisition, even though there were difference noted between the transaction price and the fair value. The table above presents the difference yet to be realized as profit or losses.